Borrowings - Summary of Short-term Borrowing (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%
Short-term borrowings	₩ 95,789	₩ 83,500
NongHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	40,189	15,000
Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	22,500	57,500
Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	10,000	10,000
SooHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		₩ 1,000
Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	1,900
Industrial Bank Of Korea [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	200
Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 11,000
Short-term borrowings [member] | NongHyup Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.74%
Short-term borrowings [member] | NongHyup Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.36%
Short-term borrowings [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.431%
Annual interest rates description	CD91+1.431%
Short-term borrowings [member] | Shinhan Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.46%
Short-term borrowings [member] | Shinhan Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.96%
Short-term borrowings [member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.34%
Short-term borrowings [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.57%
Short-term borrowings [member] | Industrial Bank Of Korea [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.74%
Short-term borrowings [member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.20%